Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 79,592	$ 49,217	$ 9,193
Operating income (loss)	(33,076)	(59,554)	(97,302)
Net Financial gain (loss)	34,940	(22,793)	19,163
Net income (loss) from discontinued operations	$ 0	$ 0	$ 8,392
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	$ 0	$ 0	$ 0.28
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	$ 0	$ 0	$ 0.28
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 0	$ 0	$ 43
Operating expenses	0	0	(10,944)
Operating income (loss)	0	0	(10,901)
Net Financial gain (loss)	0	0	(3,307)
Profit from deconsolidation			22,600
Net income (loss) from discontinued operations	$ 0	$ 0	$ 8,392